UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2010
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------

  This Amendment (Check only one.):  [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J. Carlo Cannell
          --------------------------------------
Address:  1315 S. Hwy 89, Suite 203
          --------------------------------------
          Jackson, WY 83001
          --------------------------------------

          --------------------------------------

Form 13F File Number:  28- 6453
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Carlo Cannell
        ------------------------------
Title:	Managing Member
        ------------------------------
Phone:	415-835-8300
        ------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell           Jackson, WY         05/17/2010
      ------------------------      ---------------     --------------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                        Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                          --------------
Form 13F Information Table Entry  Total:       74
                                          --------------
Form 13F Information Table Value Total:    $ 161,141
                                          --------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
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COLUMN 1 	 	        COLUMN 2 COLUMN 3      COLUMN 4  COLUMN 5 	        COLUMN 6    COLUMN 7    COLUMN 8
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	                        TITLE OF	       VALUE	 SHRS OR   SH/ PUT/     INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER	                CLASS	 CUSIP         (x$1000)  PRN AMT   PRN CALL     DISCRETION  MANAGERS    SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

BERKSHIRE HATHAWAY INC CL-A 	CL A	 084670108	1,827 	 15 	 	 SH 	 SOLE 		 	15 	   -   	 -
LITHIA MOTORS INC CL-A CMN CLA	COM	 536797103	3,923 	 613,000 	 SH 	 SOLE 		 	613,000    -   	 -
ALTRA HOLDINGS, INC. CMN	COM	 02208r106	2,164 	 157,625 	 SH 	 SOLE 		 	157,625    -   	 -
AMERICAN STATES WATER CO CMN	COM	 029899101	555 	 16,000 	 SH 	 SOLE 		 	16,000 	   -   	 -
AMERICAN WATER WORKS CO, INC.	COM	 030420103	1,175 	 54,000 	 SH 	 SOLE 		 	54,000 	   -   	 -
AQUA AMERICA INC CMN		COM	 03836w103	1,126 	 64,100 	 SH 	 SOLE 		 	64,100 	   -   	 -
AVATAR HLDGS INC. CMN		COM	 053494100	8,439 	 388,180 	 SH 	 SOLE 		 	388,180    -   	 -
AXT INC CMN			COM	 00246w103	1,620 	 507,773 	 SH 	 SOLE 		 	507,773    -   	 -
CALLIDUS SOFTWARE INC CMN	COM	 13123e500	632 	 174,000 	 SH 	 SOLE 		 	174,000    -   	 -
CAMBIUM LEARNING GROUP, INC. C	COM	 13201a107	237 	 59,355 	 SH 	 SOLE 		 	59,355 	   -   	 -
CARDIONET, INC. CMN		COM	 14159l103	3,784 	 494,700 	 SH 	 SOLE 		 	494,700    -   	 -
COMFORT SYSTEMS USA INC COMMON	COM	 199908104	567 	 45,371 	 SH 	 SOLE 		 	45,371 	   -   	 -
CORE MARK HLDG CO INC CMN	COM	 218681104	4,064 	 132,769 	 SH 	 SOLE 		 	132,769    -   	 -
DIAMOND MGMT & TECH CONSULTANT	COM	 25269l106	1,273 	 162,228 	 SH 	 SOLE 		 	162,228    -   	 -
DOT HILL SYSTEMS CORP CMN	COM	 25848t109	128 	 86,092 	 SH 	 SOLE 		 	86,092 	   -   	 -
ECHO GLOBAL LOGISTICS INC. CMN	COM	 27875t101	4,455 	 345,079 	 SH 	 SOLE 			345,079    -   	 -
GLOBE SPECIALTY METALS INC CMN	COM	 37954n206	1,399 	 125,000 	 SH 	 SOLE 		  	125,000    -   	 -
GLU MOBILE INC. CMN		COM	 379890106	441 	 450,483 	 SH 	 SOLE 		 	450,483    -   	 -
GOLFSMITH INTERNATIONAL HOLDIN	COM	 38168y103	308 	 76,651 	 SH 	 SOLE 		 	76,651 	   -   	 -
GREENHUNTER ENERGY INC CMN	COM	 39530a104	10 	 7,827 	 	 SH 	 SOLE 		 	7,827 	   -   	 -
GS FINANCIAL CORP CMN		COM	 362274102	148 	 10,970 	 SH 	 SOLE 		 	10,970 	   -   	 -
HERCULES OFFSHORE INC CMN	COM	 427093109	3,115 	 721,000 	 SH 	 SOLE 		 	721,000    -   	 -
HERCULES TECH GR CAP INC. CMN	COM	 427096508	885 	 83,600 	 SH 	 SOLE 		 	83,600 	   -   	 -
HOOPER HOLMES INC CMN		COM	 439104100	514 	 590,858 	 SH 	 SOLE 		 	590,858    -   	 -
IKANOS COMMUNICATIONS, INC. CM	COM	 45173E105	1,576 	 525,201 	 SH 	 SOLE 		 	525,201    -   	 -
KADANT INCORPORATED CMN		COM	 48282t104	648 	 45,000 	 SH 	 SOLE 		 	45,000 	   -   	 -
KENNEDY-WILSON HOLDINGS INC CM	COM	 489398107	1,215 	 133,100 	 SH 	 SOLE 		 	133,100    -   	 -
KEYNOTE SYSTEMS INC CMN		COM	 493308100	5,851 	 513,714 	 SH 	 SOLE 		 	513,714    -   	 -
LOEWS CORPORATION CMN		COM	 540424108	403 	 10,800 	 SH 	 SOLE 		 	10,800 	   -   	 -
LOOPNET INC CMN			COM	 543524300	4,533 	 403,262 	 SH 	 SOLE 		 	403,262    -   	 -
MAGMA DESIGN AUTOMATION INC CM	COM	 559181102	1,813 	 697,213 	 SH 	 SOLE 		 	697,213    -   	 -
MAGNUM HUNTER RESOURCES CORP C	COM	 55973b102	9,254 	 3,043,920 	 SH 	 SOLE 		 	3,043,920  -   	 -
METHANEX CORPORATION CMN	COM	 59151k108	2,407 	 99,000 	 SH 	 SOLE 		 	99,000 	   -   	 -
MOCON INC CMN			COM	 607494101	1,187 	 108,393 	 SH 	 SOLE 		 	108,393    -   	 -
MVC CAPITAL INC CLOSED END FUN	COM	 553829102	6,764 	 498,452 	 SH 	 SOLE 		 	498,452    -   	 -
NALCO HOLDING COMPANY CMN	COM	 62985q101	178 	 7,300 	 	 SH 	 SOLE 		 	7,300 	   -   	 -
NATIONAL DENTEX CORP CMN	COM	 63563h109	549 	 56,050 	 SH 	 SOLE 		 	56,050 	   -   	 -
NATUS MEDICAL INC DEL CMN	COM	 639050103	6,795 	 427,100 	 SH 	 SOLE 		 	427,100    -   	 -
NORTH AMERICAN ENERGY PARTNERS	COM	 656844107	2,135 	 222,602 	 SH 	 SOLE 		 	222,602    -   	 -
NORTHWEST PIPE COMPANY CMN	COM	 667746101	5,488 	 251,162 	 SH 	 SOLE 		 	251,162    -   	 -
PERVASIVE SOFTWARE INC CMN	COM	 715710109	1,021 	 201,700 	 SH 	 SOLE 		 	201,700    -   	 -
QAD INC CMN			COM	 74727d108	473 	 90,000 	 SH 	 SOLE 		 	90,000 	   -   	 -
SEABRIGHT INSURANCE HLDG INC C	COM	 811656107	1,745 	 158,514 	 SH 	 SOLE 		 	158,514    -   	 -
SILICON IMAGE INC CMN		COM	 82705t102	227 	 75,000 	 SH 	 SOLE 		 	75,000 	   -   	 -
SONICWALL INC CMN		COM	 835470105	1,398 	 160,900 	 SH 	 SOLE 		 	160,900    -   	 -
SPARK NETWORKS, INC. CMN	COM	 84651p100	1,424 	 399,844 	 SH 	 SOLE 		 	399,844    -   	 -
SRS LABS INC CMN		COM	 78464m106	149 	 15,000 	 SH 	 SOLE 		 	15,000 	   -   	 -
STANDARD REGISTER CO CMN	COM	 853887107	4,932 	 921,841 	 SH 	 SOLE 		 	921,841    -   	 -
STND MOTOR PROD INC CL-A CMN	COM	 853666105	3,394 	 342,173 	 SH 	 SOLE 		 	342,173    -   	 -
SUPER MICRO COMPUTER, INC. CMN	COM	 86800u104	648 	 37,500 	 SH 	 SOLE 		 	37,500 	   -   	 -
SYMMETRICOM INC CMN		COM	 871543104	2,304 	 395,132 	 SH 	 SOLE 		 	395,132    -   	 -
TECHNITROL INC CMN		COM	 878555101	3,253 	 616,131 	 SH 	 SOLE 		 	616,131    -   	 -
UNITED ONLINE INC CMN		COM	 911268100	4,966 	 663,843 	 SH 	 SOLE 		 	663,843    -   	 -
VIRTUS INVESTMENT PARTNERS, IN	COM	 92828q109	1,643 	 78,828 	 SH 	 SOLE 		 	78,828 	   -   	 -
CONTANGO OIL & GAS COMPANY CMN	COM NEW	 21075n204	2,680 	 52,402 	 SH 	 SOLE 		 	52,402 	   -   	 -
HANGER ORTHOPEDIC GROUP CMN	COM NEW	 41043f208	5,829 	 320,647 	 SH 	 SOLE 		 	320,647    -   	 -
INSWEB CORPORATION CMN		COM NEW	 45809k202	1,720 	 333,237 	 SH 	 SOLE 		 	333,237    -   	 -
INTERNET CAPITAL GROUP INC ORD	COM NEW	 46059c205	404 	 47,848 	 SH 	 SOLE 		 	47,848 	   -   	 -
PICO HOLDINGS INC CMN		COM NEW	 693366205	309 	 8,300 	 	 SH 	 SOLE 		 	8,300 	   -   	 -
PURECYCLE CORP CMN		COM NEW	 746228303	42 	 17,232 	 SH 	 SOLE 		 	17,232 	   -   	 -
ENCORE ENERGY PARTNERS LP CMN	COM UNIT 29257a106	335 	 16,800 	 SH 	 SOLE 		 	16,800 	   -   	 -
SPDR GOLD TRUST ETF		GOLD SHS 78463V107	272 	 2,500 	 	 SH 	 SOLE 		 	2,500 	   -   	 -
LINN ENERGY, LLC CMN UNITS REP	LTD LIAB 536020100	352 	 13,700 	 SH 	 SOLE 		 	13,700 	   -   	 -
MAGMA DESIGN AUTOMATION, INC.	NT 2.0	 559181ac6	5,049 	 5,100,000 	 PRN 	 SOLE 		 	5,100,000  -   	 -
PLAYBOY ENTERPRISES 3% 03/15/2	NT 3.0	 728117ab8	4,909 	 5,750,000 	 PRN 	 SOLE 		 	5,750,000  -   	 -
LECROY CORPORATION 4% 10/15/20	NT 4.0	 52324wab5	2,601 	 2,800,000 	 PRN 	 SOLE 		 	2,800,000  -   	 -
FUNDTECH LTD CMN		ORD	 m47095100	9,013 	 643,780 	 SH 	 SOLE 		 	643,780    -   	 -
PROSHARES TRUST PROSHARES ULTR	PSHS 	 74347r297	3,530 	 72,500 	 SH 	 SOLE 		 	72,500 	   -   	 -
PROSHARES TRUST PROSHARES ULTR	PSHS     74347r628	242 	 12,600 	 SH 	 SOLE 		 	12,600 	   -   	 -
PROSHARES ULTRASHORT S&P500 ET	PSHS     74347r883	251 	 8,100 	 	 SH 	 SOLE 		 	8,100 	   -   	 -
PROSHARES ULTRASHORT RUSSELL20	PSHS	 74347r834	251 	 12,200 	 SH 	 SOLE 		 	12,200 	   -   	 -
PIXELWORKS, INC. 1.75% 05/15/2	SDC 1.75 72581mab3	1,885 	 2,000,000 	 SH 	 SOLE 		 	2,000,000  -   	 -
WTS/KENNEDY-WILSON HOLDINGS IN  *W EXP   489398115	303 	 432,986 	 SH 	 SOLE 		 	432,986    -   	 -
